Offerings - Offering: 1	Oct. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 6.200% Series due 2036
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 348,988,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 30,362.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the offering is $348,988,500.